Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 15.8	$ 18.2	$ 21.3
Contributions to defined contribution pension plans	0.5	0.5	0.6
Equity compensation benefits	12.1	13.0	10.2
Termination benefits			1.9
Total compensation of key management personnel	$ 28.4	$ 31.7	$ 34.0